INVENTORIES, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Long-Term Purchase Commitment [Line Items]
Provision for allowance for inventories	$ 331,620	$ 2,580,998	$ 280,000
Inventories [Member]
Long-Term Purchase Commitment [Line Items]
Provision for allowance for inventories		$ 70,000	$ 280,000